Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity China Region Fund - Fidelity China Region Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	22.98%
Annual Return 2013	22.13%
Annual Return 2014	4.46%
Annual Return 2015	(4.47%)
Annual Return 2016	(5.24%)
Annual Return 2017	51.93%
Annual Return 2018	(17.42%)
Annual Return 2019	35.11%
Annual Return 2020	47.79%
Annual Return 2021	(13.44%)